                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


                                        Omaha, Nevbraska   5/8/09
-------------------------------------   ----------------   ------
             [Signature]                  [City, State]    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   _______________________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:        153
Form 13F Information Table Value Total:   $196,643
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name

NONE   28-10990               MGA Holdings, L.L.C.

[Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- ------------ -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- ------------ -------- ------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            002824100        2392   50145 SH       Defined              48995         1150
American Dental Partners       COM            025353103         484   72658 SH       Defined              72658
American Equity Invt Life      COM            025676206         114   27450 SH       Defined              27450
American Express Co            COM            025816109        5931  435128 SH       Defined             412778        22350
Amer Intl Group Inc            COM            026874107          81   81340 SH       Defined              81340
American States Water Co       COM            029899101         744   20495 SH       Defined              20495
Anadarko Petroleum             COM            032511107         529   13610 SH       Defined              13610
Apache Corp                    COM            037411105        1331   20775 SH       Defined              20690           85
Atwood Oceanics Inc            COM            050095108         272   16400 SH       Defined              16400
Autodesk Inc                   COM            052769106        1556   92550 SH       Defined              91750          800
Automatic Data Process         COM            053015103        3820  108634 SH       Defined             105859         2775
Avnet Inc                      COM            053807103         420   24000 SH       Defined              24000
Bank of America Corp           COM            060505104         106   15600 SH       Defined              15600
Bear Stearns Cos Inc Alerian M COM            073902835         458   19700 SH       Defined              17500         2200
Berkshire Hathaway, Inc. Cl A  COM            084670108         434       5 SH       Defined                  5
Berkshire Hathaway Inc Cl B    COM            084670207        6582    2334 SH       Defined               2232          102
Berry Petroleum Co Cl A        COM            085789105         182   16600 SH       Defined              16600
Boston Private Financial Hldg  COM            101119105          44   12400 SH       Defined              12400
Bristol Myers Squibb Co        COM            110122108        2903  132420 SH       Defined             130480         1940
CVS/Caremark Corp              COM            126650100        6327  230158 SH       Defined             225408         4750
Calumet Spec Prod Ptnr Ut Ltd  COM            131476103         111   10200 SH       Defined              10200
Chattem Inc                    COM            162456107         249    4450 SH       Defined               4450
Chesapeake Energy Corp         COM            165167107        1893  110960 SH       Defined             108275         2685
Coca-Cola Co                   COM            191216100         612   13918 SH       Defined              13180          738
Conagra Inc                    COM            205887102        3571  211657 SH       Defined             205032         6625
Convergys Corp                 COM            212485106         436   54000 SH       Defined              54000
Ebay Inc                       COM            278642103         515   41028 SH       Defined              41028
El Paso Pipeline Partners LP   COM            283702108         418   24300 SH       Defined              24300
Emerson Electric Co            COM            291011104        3570  124915 SH       Defined             122390         2525
Enterprise GP Hldgs LP         COM            293716106         504   22300 SH       Defined              22300
Factset Research Systems Inc   COM            303075105        1862   37240 SH       Defined              36420          820
Federated Investors Inc Pa CL  COM            314211103         626   28115 SH       Defined              27350          765
First State Bancorporation (nm COM            336453105          19   13900 SH       Defined              13900
Genl Electric Co               COM            369604103        1816  179638 SH       Defined             177438         2200
Hanmi Finl Corp                COM            410495105          23   17400 SH       Defined              17400
Hanover Insurance Group, Inc   COM            410867105         583   20244 SH       Defined              20244
Henry Jack & Assoc Inc         COM            426281101         325   19885 SH       Defined              19885
Hercules Offshore Inc          COM            427093109         112   70794 SH       Defined              70794
Horace Mann Educators          COM            440327104         197   23500 SH       Defined              23500
Horsehead Hldg Corp            COM            440694305         250   45399 SH       Defined              45399
Humana Inc                     COM            444859102        1481   56770 SH       Defined              55770         1000
International Speedway CL A    COM            460335201        1190   53950 SH       Defined              52440         1510
iShares Barclays Treas Inflat  COM            464287176         375    3649 SH       Defined               1389         2260
iShares Barclays Aggregate Bon COM            464287226        3294   32460 SH       Defined              26504         5956
iShares iBoxx Inv Grade Corp B COM            464287242         221    2345 SH       Defined               1040         1305
iShares S&P Small Cap 600-ETF  COM            464287804         568   15600 SH       Defined              15600
iShares Tr S&P Nat'l Mun Bond  COM            464288414         668    6700 SH       Defined               6700
iShares Barclays MBSFixed-Rate COM            464288588        1061   10013 SH       Defined              10013
iShares Barclays 1-3 Yr Credit COM            464288646        1066   10782 SH       Defined              10125          657
Johnson & Johnson              COM            478160104        6467  122951 SH       Defined             113865         9087
Kinder Morgan Energy Ut Ltd Pa COM            494550106         239    5110 SH       Defined               5110
Lincoln National Corp          COM            534187109         102   15200 SH       Defined              15200

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- ------------ -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- ------------ -------- ------- --- ---- ---------- -------- ------ ------ -----
Magellan Midstream Prt Com Uni COM            559080106         247    8400 SH       Defined               8400
Manhattan Associates Inc       COM            562750109         331   19100 SH       Defined              19100
Markwest Energy Partnr Unit L  COM            570759100         307   26500 SH       Defined              26500
McGraw Hill Cos Inc            COM            580645109        2014   88045 SH       Defined              85755         2290
Mediware Information System In COM            584946107          53   12504 SH       Defined              12504
Microsoft Corp                 COM            594918104        6884  374752 SH       Defined             352347        22405
S&P400 Mid-Cap Dep Receipt-ETF COM            595635103         564    6366 SH       Defined               6366
Moodys Corp                    COM            615369105        1549   67595 SH       Defined              64645         2950
Motorcar Parts & Acces         COM            620071100         184   45891 SH       Defined              45891
Mylan Laboratories             COM            628530107         661   49300 SH       Defined              49300
Noven Pharmaceuticals          COM            670009109         357   37700 SH       Defined              37700
Palomar Medical Technologies,  COM            697529303         436   60095 SH       Defined              58005         2090
Patterson Companies, Inc       COM            703395103         238   12600 SH       Defined              12600
Pentair Inc                    COM            709631105        1375   63465 SH       Defined              63465
Pepsico Inc                    COM            713448108        4274   83023 SH       Defined              81409         1614
Perrigo Co                     COM            714290103         289   11625 SH       Defined              11625
Pfizer Inc                     COM            717081103        1749  128395 SH       Defined             124061         4334
Pioneer Drilling Co            COM            723655106          59   17877 SH       Defined              17877
Plains All Am Pipeline Unit LP COM            726503105         596   16200 SH       Defined              16200
Procter & Gamble Co            COM            742718109        5771  122553 SH       Defined             120293         2260
Progress Software Corp         COM            743312100         279   16100 SH       Defined              16100
Regal Beloit Corp              COM            758750103         303    9900 SH       Defined               9900
St Joe Co                      COM            790148100         465   27775 SH       Defined              27775
Schering Plough Corp           COM            806605101        1201   50992 SH       Defined              48447         2545
Schering Plough 6% Pfd Series  PFD            806605705        3868   18375 SH       Defined              18350           25
Spectra Energy Corp            COM            847560109         443   31295 SH       Defined              30718          577
Stamps Com Inc                 COM            852857200         324   33428 SH       Defined              33428
Teppco Partners L P Ut Ltd Par COM            872384102         406   17939 SH       Defined              17939
Terex Corp                     COM            880779103         845   91335 SH       Defined              87880         3455
Toro Co                        COM            891092108         280   11560 SH       Defined              11560
Trico Marine Services Inc      COM            896106200          58   27850 SH       Defined              27850
VCA Antech Inc                 COM            918194101         356   15800 SH       Defined              15800
Western Union Co               COM            959802109        4710  374731 SH       Defined             366794         7937
Dun & Bradstreet Corp          COM            26483E100        3769   48947 SH       Defined              47417         1530
AmerisourceBergen Corp         COM            03073e105         705   21592 SH       Defined              21480          112
Inventiv Health Inc            COM            46122e105         204   25050 SH       Defined              25050
AT & T Inc                     COM            00206r102        2714  107682 SH       Defined             103532         4150
Actuant Corp Cl A New          COM            00508x203         284   27482 SH       Defined              27482
Acuity Brands Inc              COM            00508y102         238   10550 SH       Defined              10550
Animal Health Intl Inc         COM            03525n109          16   12400 SH       Defined              12400
Cardinal Health Inc            COM            14149Y108        3606  114556 SH       Defined             112711         1845
Centene Corp                   COM            15135b101         490   27200 SH       Defined              27200
Chart Industries Inc           COM            16115q308         126   16000 SH       Defined              16000
Cisco Sys Inc                  COM            17275R102        2916  173904 SH       Defined             171904         2000
Community Bancorp Nev          COM            20343t100          20   10400 SH       Defined              10400
Compass Minerals Int'l         COM            20451n101        2541   45078 SH       Defined              44161          917
ConocoPhillips                 COM            20825c104        5558  141942 SH       Defined             134521         7421
DCP Midstream Partners Com Ut  COM            23311p100         145   10300 SH       Defined              10300
Devon Energy Corp              COM            25179M103        3194   71461 SH       Defined              70160         1301
Duke Energy                    COM            26441c105         438   30591 SH       Defined              29437         1154
Ensco Intl Inc                 COM            26874q100         628   23800 SH       Defined              23800
Enbridge Energy Partners LP    COM            29250r106         823   27500 SH       Defined              27500
Encore Acquisition Co          COM            29255w100         254   10900 SH       Defined              10900
Energy Transfer Equity Com UT  COM            29273v100        1048   49600 SH       Defined              49600
Exxon Mobil Corp               COM            30231G102        1947   28593 SH       Defined              27793          800
FBL Financial Group Inc. Cl A  COM            30239F106         108   26100 SH       Defined              26100
Firstservice Corp              COM            33761n109         369   44452 SH       Defined              43937          515
Freeport McMoran Copper & Gold COM            35671D857        2152   56455 SH       Defined              56255          200
Frontier Oil Corp              COM            35914p105         691   54000 SH       Defined              54000
Healthspring Inc               COM            42224n101         316   37800 SH       Defined              37800
J P Morgan Chase & Co          COM            46625h100         251    9434 SH       Defined               9434
Jones Lang LaSalle Inc         COM            48020q107         699   30040 SH       Defined              29840          200
Kinder Morgan Management, LLC  COM            49455u100        2163   53076 SH       Defined              51226         1850
Laboratory Corp Of America Hol COM            50540r409         523    8938 SH       Defined               8476          462

                          Form 13F INFORMATIONAL TABLE

           COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- ------------ -------- ---------------- ---------- -------- -------------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- ------------ -------- ------- --- ---- ---------- -------- ------ ------ -----
Magellan Midstream Hld Com LP  COM            55907r108         369   21100 SH       Defined              21100
McKesson HBOC Inc              COM            58155q103         232    6620 SH       Defined               6620
Neuberger Berman Intrmd Muni B COM            64124p101         264   21919 SH       Defined              21919
Nighthawk Radiology Holdings   COM            65411n105         113   42000 SH       Defined              42000
NuStar GP Holdings LLC         COM            67059l102         315   15300 SH       Defined              15300
ONEOK Partners, L.P.           COM            68268n103         606   14900 SH       Defined              14900
Oracle Corp                    COM            68389X105        3839  212435 SH       Defined             208375         4060
Pacific Premier Bncrp          COM            69478x105          57   13155 SH       Defined              13155
Pain Therapeutics Inc          COM            69562k100         205   48824 SH       Defined              48824
S&P 500 Depository Rec - ETF ( COM            78462f103        2266   28494 SH       Defined              28494
SPSS, Inc                      COM            78462k102         327   11500 SH       Defined              11500
KBW Regional Banking - ETF     COM            78464a698        1039   54054 SH       Defined              54054
Sealed Air Corp                COM            81211K100        1554  112625 SH       Defined             110775         1850
Targa Res Partners LP          COM            87611x105         427   47600 SH       Defined              47600
Tetra Technologies Inc         COM            88162f105         110   33750 SH       Defined              33750
3M Company                     COM            88579y101        3292   66209 SH       Defined              64064         2145
UCBH Holdings Inc              COM            90262t308          51   33520 SH       Defined              33520
U.S. Auto Parts Network, Inc   COM            90343c100          49   30797 SH       Defined              30797
Union Drilling, Inc            COM            90653p105          71   18757 SH       Defined              18757
United Health Group Inc        COM            91324P102        2462  117623 SH       Defined             116452         1171
Valero Energy Corp             COM            91913Y100        3565  199185 SH       Defined             197195         1990
Wellcare Health Plans          COM            94946t106        4284  380792 SH       Defined             355967        24825
WellPoint Inc                  COM            94973v107        4010  105605 SH       Defined             104245         1360
Wesco Intl Inc                 COM            95082P105        1627   89800 SH       Defined              89300          500
Williams Partners L P          COM            96950f104         170   15200 SH       Defined              15200
Windstream Corp                COM            97381w104         107   13236 SH       Defined              11761         1475
Arch Capital Group LTD         COM            G0450A105         242    4500 SH       Defined               4500
Argo Group International Holdi COM            g0464b107        1041   34534 SH       Defined              34033          501
Covidien Ltd                   COM            G2552X108        4373  131550 SH       Defined             128594         2956
Everest Re Group Ltd           COM            g3223r108         807   11400 SH       Defined              11400
Flagstone Reinsurance Holdings COM            g3529t105         834  107100 SH       Defined             107100
Montpelier Re Holdings Ltd     COM            G62185106        1677  129420 SH       Defined             128320         1100
Nabors Industries Ltd          COM            g6359f103         105   10500 SH       Defined              10500
Noble Corporation              COM            g65422100        1034   42925 SH       Defined              42925
RenaissanceRe Holdings Ltd     COM            G7496G103        5103  103220 SH       Defined             101020         2200
UTI Worldwide Inc              COM            g87210103         353   29500 SH       Defined              29500
Tyco Electronics Ltd           COM            G9144P105         120   10834 SH       Defined               9424         1410
REPORT SUMMARY                            153 DATA RECORDS   196643           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED